Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012
Defined Benefit Plan, Fair Value of Plan Assets	$ 24,769	$ 25,045
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	17,781
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6,988
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Money Market Funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	644
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	82
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	562
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Common Stock [Member]
Defined Benefit Plan, Fair Value of Plan Assets	9,981
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	9,981
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6,426
Corporate Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6,426
Corporate Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Mutual Funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	7,173
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	7,173
Mutual Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Mutual Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0
Foreign Stock [Member]
Defined Benefit Plan, Fair Value of Plan Assets	545
Foreign Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	545
Foreign Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0